SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Accounting Policies [Line Items]
Percentage Of Recognized Contractual Revenue	100.00%
Goodwill, Impairment Loss	$ 35,767	$ 11,623
Percentage Of Value Added Tax Refunded	3.00%
Percentage Of After Tax Income Transferred To Statutory Reserved	10.00%
Business Acquisition, Percentage of Voting Interests Acquired	0.00%
Concentration Risk, Percentage	10.00%
Government Grants Received	$ 6,930	6,559	$ 5,931
Revenue from Grants	$ 503,327	570,341	540,768
Integrated Solutions Contracts Range Minimum	6 months
Integrated Solutions Contracts Range Maximum	5 years
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	$ (27,996)	$ (31,341)	$ 17,406
Decreased Net Income Per Share Basic	$ 0.23	$ 0.23	$ 0.17
Decreased Net Income Per Share diluted	$ 0.23	$ 0.23	$ 0.17
Decreased Net Income	$ 14,181	$ 14,019	$ 10,466
Percentage of currency depreciation or appreciation	2.93%	3.65%	2.32%
Statutory Reserve Balance Of Registered Capital	50.00%
Decreased in net income	$ 4,603	$ 2,641
Decreased net income per share basic	$ 0.08	$ 0.04
Decreased net income per share diluted	$ 0.08	$ 0.04
Concord [Member]
Accounting Policies [Line Items]
Goodwill, Impairment Loss		$ 11,623
Bond [Member]
Accounting Policies [Line Items]
Goodwill, Impairment Loss	$ 35,767
Grant [Member]
Accounting Policies [Line Items]
Revenue from Grants	4,655	4,888	$ 4,784
Malaysia [Member]
Accounting Policies [Line Items]
Deposits Assets	2,500	700
Singapore [Member]
Accounting Policies [Line Items]
Deposits Assets	16,127	7,403
PRC [Member]
Accounting Policies [Line Items]
Deposits Assets	$ 306,322	$ 137,036
Dubai And Qatar [Member]
Accounting Policies [Line Items]
Percentage Of After Tax Income Transferred To Statutory Reserved	10.00%
Statutory Reserve Balance Of Registered Capital	50.00%
Accounts Receivable [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage		10.00%
Minimum [Member]
Accounting Policies [Line Items]
Effective Value Added Tax Rate	13.00%
Business Acquisition, Percentage of Voting Interests Acquired	20.00%
Contract Period	6 months
Minimum [Member] | Use Rights [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	49 years
Maximum [Member]
Accounting Policies [Line Items]
Effective Value Added Tax Rate	16.00%
Business Acquisition, Percentage of Voting Interests Acquired	50.00%
Contract Period	3 years
Maximum [Member] | Use Rights [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	88 years